Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts payable	$ 5,309	$ 7,721
Long term payable	9,068	1,339
Taxes payable	$ 2,435	$ 2,171
Common stock shares issued	449,635,423	415,014,994
Common stock shares outstanding	449,635,423	415,014,994
Taxes payable	$ 1	$ 626
Current operating lease liabilities	3,957	0
Accrued expenses and other current liabilities	53,034	23,926
Long-term operating lease liabilities	3,452	0
Deferred tax liabilities	$ 988	$ 52
Common Class A
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	800,000,000	820,000,000
Common stock shares issued	373,455,485	338,835,056
Common stock shares outstanding	373,455,485	338,835,056
Common Class B
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	76,179,938	76,179,938
Common stock shares issued	76,179,938	76,179,938
Common stock shares outstanding	76,179,938	76,179,938
VIE
Accounts payable	$ 3,751	$ 5,337
Long term payable	1,491	1,113
Taxes payable	241	254
Current operating lease liabilities	459	0
Long-term operating lease liabilities	305	0
Deferred tax liabilities	43	0
VIE | Nonrecourse [Member]
Accounts payable		5,337	$ 3,751
Long term payable	0		228
Taxes payable			241
Advances from customers		1,113	1,491
Taxes payable		254
Current operating lease liabilities		0	459
Accrued expenses and other current liabilities		$ 5,035	15,721
Long-term operating lease liabilities	0		305
Deferred tax liabilities	$ 0		$ 43